Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Allowance for doubtful receivables	$ 13,961	$ 13,526
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,800,000,000	1,800,000,000
Common stock shares issued	91,567,982	91,567,982
Common stock shares outstanding	91,567,982	91,567,982
Treasury stock, shares	0	0
Common Class A
Common stock shares authorized	1,500,000,000	1,500,000,000
Common stock shares issued	91,151,018	90,562,138
Common stock shares outstanding	91,151,018	90,562,138
Common Class B
Common stock shares authorized	300,000,000	300,000,000
Common stock shares issued	416,964	1,005,844
Common stock shares outstanding	416,964	1,005,844